Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
COMMITMENTS AND CONTINGENCIES
8.	Commitments and Contingencies
Product Development Agreement
In February 2013, Scilex Pharma became a party to a product development agreement (as amended, the “Product Development Agreement”) with two parties (the “Developers”), one of which is ITOCHU CHEMICAL FRONTIER Corporation (“Itochu”), pursuant to which the Developers will manufacture and supply lidocaine tape products, including ZTlido and
SP-103
(the “Products”), for Scilex Pharma. The Developers initially developed, and have intellectual property rights relating to, the Products. Pursuant to the Product Development Agreement, Scilex Pharma acquired an exclusive right to develop and commercialize the Products worldwide except for Japan. The Developers are responsible for sourcing and supplying lidocaine for development and commercialization purposes.
Pursuant to the Product Development Agreement, Scilex Pharma is required to make aggregate royalty payments between
25
% and
35
% to the Developers based on net profits. During the nine months ended September 30, 2022, Scilex Pharma made the first royalty payments in the amount of $0.2 million. Net profits are defined as net sales, less cost of goods and marketing expenses. Net sales are defined as total gross sales of any Product, less all applicable deductions, to the extent accrued, paid or allowed in the ordinary course of business with respect to the sale of such Product, and to the extent that they are in accordance with U.S. GAAP. If Scilex Pharma were to sublicense the licensed technologies, the Developers will receive the same proportion of any sublicensing fees received therefrom. The Product Development Agreement will continue in full force and effect until
October 2, 2028
, the date that is
ten years
from the date of the first commercial sale of ZTlido. The Product Development Agreement will renew automatically for subsequent successive one-year
renewal periods unless Scilex Pharma or the Developers terminate it upon
6-month
written notice. In addition, Scilex Pharma or the Developers may terminate the Product Development Agreement if (1) the other party is in material breach of the agreement and the breach is not curable, or if the breach is curable and the breaching party has not cured such material breach within
180
days after notice requesting to cure; (2) the FDA determines that the formulation of the Products would not be eligible for FDA approval in the absence of efficacy studies, and the Developers are unable to address the efficacy study requirements despite good faith efforts; (3) the market conditions are such that (a) commencing with the quarter ending March 31, 2023, Scilex Pharma’s total net profits of the Products are equal to or less than
5
% of Scilex Pharma’s net sales of the Products for a period of four or more consecutive quarters, or (b) the Products’ economic viability is affected by documented external circumstances deemed detrimental to all parties as agreed to by Scilex Pharma and the Developers, and the parties are unable to resolve the economic viability concerns under the foregoing clauses (a) and (b) after 30 days of good-faith discussion; (4) the parties fail to reach mutual agreement as to who will conduct the clinical studies and how the costs will be allocated; or (5) Scilex Pharma or either one of the Developers are bankrupt or make assignment for the benefit of creditors. Up to the date the financial statements were issued, the Company’s net profits for ZTlido and
SP-103
have not exceeded five percent of net sales. Accordingly, Oishi and Itochu have the right to terminate the Product Development Agreement and Commercial Supply Agreement. As of the date of this prospectus, neither Oishi nor Itochu has exercised its right of termination. Additionally, Scilex Pharma may terminate the Product Development Agreement if (i) any of the pivotal human clinical trials for any of the Products fail, or (ii) the FDA issues a “Refusal to File” for any of the Products’ regulatory approval application and, after reasonable consultation with the Developers, Scilex Pharma believes that it is commercially unreasonable to re-file.
The Developers may terminate the Product Development Agreement if Scilex Pharma fails to file for regulatory approval for any of the Products within three months of the date on which all required components of the regulatory approval application are received by Scilex Pharma.
On February 16, 2017, Scilex Pharma entered into a Commercial Supply Agreement (as amended, the “Supply Agreement”) with the two Developers to provide commercial supply of ZTlido and
SP-103
to Scilex Pharma. The Supply Agreement contains standard terms regarding term, termination, payment, product quality and supply. In addition, the agreement provides additional terms regarding the calculation and amount of marketing expenses that may be deducted from net sales for purposes of determining the amount of net profit under the Product Development Agreement.
Exclusive Distribution Agreement
In August 2015, Scilex Pharma entered into an Exclusive Distribution Agreement (the “Distribution Agreement”) to appoint an exclusive third-party logistics distribution provider (the “Distributor”) and as an authorized distributor of record of ZTlido (“Product”) in the United States, its territories, possessions and commonwealths for an agreed schedule of fees, subject to a
3
% annual adjustment. The Distribution Agreement has an initial term of three years
following the first shipment of
FDA-approved
Product to a commercial customer and shall automatically renew for additional terms of one year each, unless written notice of termination is given by either party at least 30 days prior to the end of the initial term or any renewal term. In the event of Product recalls, Scilex Pharma is solely responsible for all Product recalls, except in the event where the recalls arise from the Distributor’s negligence or willful misconduct. Pursuant to the Distribution Agreement, Scilex Pharma will be responsible for delivery of Product to and from the Distributor’s facility, including all costs, expenses and risk of loss associated with such delivery. From late 2018 to early 2022, ZTlido was sold, and title was transferred, to the Distributor for distribution and sale to wholesalers for a fee of between
1
% to
2
% which was recorded as a
gross-to-net
sales adjustment. Beginning in April 2022, Scilex Pharma began directly selling and transferring title to distributors.
Sales Operations Services
In January 2016, Scilex Pharma entered into a project agreement with a vendor to provide sales operations services and detailing services, which was subsequently superseded by a new project agreement entered into in September 2018 (the “Project Agreement”). In connection with the detailing services, the Project Agreement provides that the vendor will provide Scilex Pharma with full-time sales representatives who shall detail the Product by making calls pursuant to a call plan on targets. These sales representatives are to be managed by field talent managers and a national project director, each of whom will also be provided by the vendor. In connection with the sales operation services, the vendor will provide certain services required for the initial implementation and ongoing operation of the sales force.
On
July 1, 2020, Scilex Pharma and the vendor entered into a work order in which the parties agreed to convert substantially all of the sales representatives allocated under the Project Agreement to become employees of Scilex Pharma. The vendor will continue to provide sales operations services, fleet management services and sample accountability services. The work order was in effect until June 30, 2022 and was extended for one year upon the mutual agreement of both parties. Either party may terminate the work order with
90
days’ notice. Scilex Pharma paid an implementation fee of $
59.0
 thousand and will pay fixed monthly fees of $
63.7
 thousand to $
65.8
 thousand for ongoing
services.
The Company recognized an expense of $
0.5
 million and $
1.6
 million within selling, general and administrative expenses for services performed for the nine months ended September 30, 2022 and 2021, respectively, including implementation fees, fixed monthly fees and pass-through costs.
Litigation
In the normal course of business, the Company may be named as a defendant in one or more lawsuits. Other than the following three lawsuits, the Company is not a party to any outstanding material litigation and management is not aware of any legal proceedings that, individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations.
Sanofi-Aventis U.S. LLC and Hisamitsu America, Inc. Litigation
On February 23, 2021, the Company filed an action in the U.S. District Court for the Northern District of California against Sanofi-Aventis U.S. LLC and Hisamitsu America, Inc., two manufacturers of OTC lidocaine patch products, alleging, among other things, false and deceptive advertising and unfair competition under the Lanham Act and California state laws by those companies regarding their respective OTC patch products (the
“Sanofi- Aventis & Hisamitsu Litigation”). This lawsuit seeks, among other relief, damages and an injunction enjoining the defendants from continuing to make false or misleading statements of fact about their respective OTC lidocaine patch products. The defendants have filed motions to dismiss, which have narrowed slightly our claims, but which motions the court has largely rejected. Discovery is proceeding. The case is currently scheduled for trial to begin on July 24, 2023. The Company cannot make any predictions about the outcome in this matter or the timing thereof.
Former Employee Litigation
On March 12, 2021, the Company filed an action in the Delaware Court of Chancery against Anthony Mack, former President of Scilex Pharma, and Virpax Pharmaceuticals, Inc. (“Virpax”), a company now headed by Mr. Mack, alleging, among other things, breach by Mr. Mack of his non-compete
agreement with us, breach of fiduciary duty, and tortious interference by Virpax with that non-compete
agreement (the “Former Employee Litigation”). This lawsuit seeks, among other relief, damages and an injunction enjoining Mr. Mack from further violating his non-compete
agreement and enjoining Virpax from tortiously interfering with Mr. Mack’s non-compete
agreement. The case was tried from September
12-14,
2022. Post-trial briefing is completed and closing arguments remain. The Company cannot make any predictions about the outcome in this matter or the timing thereof.
ZTlido Patent Litigation
On June 22, 2022, the Company filed a complaint against Aveva Drug Delivery Systems, Inc., Apotex Corp., and Apotex, Inc. (together, “Aveva”) in the U.S. District Court for the Southern District of Florida (the “Aveva Patent Litigation”) alleging infringement of certain Orange Book listed patents covering ZTlido (the “ZTlido Patents”). The Aveva Patent Litigation was initiated following the submission by Aveva, in accordance with the procedures set out in the Hatch-Waxman Act, of an ANDA. Aveva’s ANDA seeks approval to market a generic version of ZTlido prior to the expiration of the ZTlido Patents and alleges that the ZTlido Patents are invalid, unenforceable, and/or not infringed. The Company is seeking, among other relief, an order that the effective date of any FDA approval of Aveva’s ANDA be no earlier than the expiration of the asserted patents listed in the Orange Book, the latest of which expires on May 10, 2031, and such further and other relief as the court may deem appropriate. Aveva is subject to a
30-month
stay preventing it from selling a generic version of ZTlido during that time. The stay should expire no earlier than November 11, 2024. Trial in the Aveva Patent Litigation has not yet been scheduled. The Company cannot make any predictions about the final outcome of this matter or the timing thereof.
Operating Leases
Supplemental quantitative information related to leases includes the following:

	Nine Months Ended September 30,
	2022	2021

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	$531	$489
ROU assets obtained in exchange for new operating lease liabilities	$320	$—
Weighted average remaining lease term in years — operating leases	2.0	3.1
Weighted average discount rate — operating leases	11.8%	12.2%

In
June 2022
, the Company entered into a new
non-cancelable
lease agreement for an administrative facility in Palo Alto. The lease includes annual rent increases and the option to extend. The term of the new lease is
26
months and the Company expects to exercise the extension option at the end of the lease.
Maturities of lease liabilities were as follows (in thousands):

Year Ending December 31,	Amount
2022 (Remaining three months)	$215
2023	872
2024	703
2025	—
2026	—

Total lease payments	1,790
Less imputed interest	(210)

Total lease liabilities as of September 30, 2022	$1,580

11.	Commitments and Contingencies
Product Development Agreement
In February
2013
, Scilex Pharma became a party to a product development agreement (as amended, the “Product Development Agreement”) with two
parties (the “Developers”),
one
of which is ITOCHU CHEMICAL FRONTIER Corporation (“Itochu”), pursuant to which the Developers will manufacture and supply lidocaine tape products, including ZTlido and
SP-103
(the “Products”), for Scilex Pharma. The Developers initially developed, and have intellectual property rights relating to, the Products. Pursuant to the Product Development Agreement, Scilex Pharma acquired an exclusive right to develop and commercialize the Products worldwide except for Japan. The Developers are responsible for sourcing and supplying lidocaine for development and commercialization purposes.
Pursuant to the Product Development Agreement, Scilex Pharma is required to make aggregate royalty payments between
25
% and
35
% to the Developers based on net profits. Up to the date the financial statements were issued, the Company made no
aggregate royalty payments. Net profits are defined as net sales, less cost of goods and marketing expenses. Net sales are defined as total gross sales of any Product, less all applicable deductions, to the extent accrued, paid or allowed in the ordinary course of business with respect to the sale of such Product, and to the extent that they are in accordance with U.S. GAAP. If Scilex Pharma were to sublicense the licensed technologies, the Developers will receive the same proportion of any sublicensing fees received therefrom. The Product Development Agreement will continue in full force and effect until
October 2, 2028
, the date that is
ten
years
from the date of the first commercial sale of ZTlido. The Product Development Agreement will renew automatically for subsequent successive one-year
renewal periods unless Scilex Pharma or the
Developers terminate it upon
6-month
written notice. In addition, Scilex Pharma or the Developers may terminate the Product Development Agreement if
(1)
 the other party is in material breach of the agreement and the breach is not curable, or if the breach is curable and the breaching party has not cured such material breach within
180
 days after notice requesting to cure;
(2)
 the FDA determines that the formulation of the Products would not be eligible for FDA approval in the absence of efficacy studies, and the Developers are unable to address the efficacy study requirements despite good faith efforts;
(3)
 the market conditions are such that (a) commencing with the quarter ending March
31
,
2023
, Scilex Pharma’s total net profits of the Products are equal to or less than
5
% of Scilex Pharma’s net sales of the Products for a period of four
or more consecutive quarters, or (b) the Products’ economic viability is affected by documented external circumstances deemed detrimental to all parties as agreed to by Scilex Pharma and the Developers, and the parties are unable to resolve the economic viability concerns under the foregoing clauses (a) and (b) after
30
 days of good-faith discussion;
(4)
 the parties fail to reach mutual agreement as to who will conduct the clinical studies and how the costs will be allocated; or
(5)
 Scilex Pharma or either
one
of the Developers are bankrupt or make assignment for the benefit of creditors.

Up to the date the financial statements were issued, Scilex’s net profits for ZTlido and
SP-103
have not exceeded
five
percent of net sales. Accordingly, Oishi and Itochu have the right to terminate the Product Development Agreement and Commercial Supply Agreement. As of the date of this prospectus, neither Oishi nor Itochu has exercised its right of termination. Additionally, Scilex Pharma may terminate the Product Development Agreement if (i) any of the pivotal human clinical trials for any of the Products fail, or (ii) the FDA issues a “Refusal to File” for any of the Products’ regulatory approval application and, after reasonable consultation with the Developers, Scilex Pharma believes that it is commercially unreasonable to re-file.
The Developers may terminate the Product Development Agreement if Scilex Pharma fails to file for regulatory approval for any of the Products within three
 months of the date on which all required components of the regulatory approval application are received by Scilex Pharma.
On February
16
,
2017
, Scilex Pharma entered into a Commercial Supply Agreement (as amended, the “Supply Agreement”) with the two
Developers to provide commercial supply of ZTlido and
SP-103
to Scilex Pharma. The Supply Agreement contains standard terms regarding term, termination, payment, product quality and supply. In addition, the agreement provides additional terms regarding the calculation and amount of marketing expenses that may be deducted from net sales for purposes of determining the amount of net profit under the Product Development Agreement.

Exclusive Distribution Agreement
In
August
2015
, Scilex Pharma entered into an Exclusive Distribution Agreement (the “Distribution Agreement”) to appoint an exclusive third-party logistics distribution provider (the “Distributor”) and as an authorized distributor of record of ZTlido (“Product”) in the United States, its territories, possessions and commonwealths for an agreed schedule of fees, subject to a
3
% annual adjustment. The Distribution Agreement has an initial term of three
years
following the first shipment of
FDA-approved
Product to a commercial customer and shall automatically renew for additional terms of one
year each, unless written notice of termination is given by either party at least
30
 days prior to the end of the initial term or any renewal term. In the event of Product recalls, Scilex Pharma is solely responsible for all product recalls, except in the event where the recalls arise from the Distributor’s negligence or willful misconduct. Pursuant to the Distribution Agreement, Scilex Pharma will be responsible for delivery of Product to and from the Distributor’s facility, including all costs, expenses and risk of loss associated with such delivery. From late
2018
to early
2022
, ZTlido was sold, and title was transferred, to the Distributor for distribution and sale to wholesalers for a fee of between
1
% to
2
% which was recorded as a
gross-to-net
sales adjustment. Beginning in
April 2022
, Scilex Pharma began directly selling and transferring title to distributors.
Sales Operations Services
In January
2016
, Scilex Pharma entered into a project agreement with a vendor to provide sales operations services and detailing services, which was subsequently superseded by a new project agreement entered into in
September
2018
(the “Project Agreement”). In connection with the detailing services, the Project Agreement provides that the vendor will provide Scilex Pharma with full-time sales representatives who shall detail the Product by making calls pursuant to a call plan on targets. These sales representatives are to be managed by field talent managers and a national project director, each of whom will also be provided by the vendor. In connection with the sales operation services, the vendor will provide certain services required for the initial implementation and ongoing operation of the sales force.
On July
1
,
2020
, Scilex Pharma and the vendor entered into a work order in which the parties agreed to convert substantially all of the sales representatives allocated under the Project Agreement to become employees of Scilex Pharma. The vendor will continue to provide sales operations services and fleet management services and sample accountability services. The work order will remain in effect until June
30
,
2022
, and may be extended for additional periods of
one
year upon the mutual agreement of both parties. Either party may terminate the work order with
90
 days’ notice. Scilex Pharma paid an implementation fee of $
59.0
 thousand and will pay fixed monthly fees of $
63.7
 thousand to $
65.8
 thousand for ongoing services.

The Company recognized an expense of $
1.9
 million, $
10.5
 million, and $
25.3
 million within selling, general and administrative expenses for services performed for the years ended December
31
,
2021
,
2020
, and
2019
, respectively, including implementation fees, fixed monthly fees and pass-through costs.
Litigation
In the normal course of business, the Company may be named as a defendant in one
or more lawsuits. Other than the following
two
lawsuits, the Company is not a party to any outstanding material litigation and management is currently not aware of any legal proceedings that, individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations.
In February
2021
, the Company filed a lawsuit in the U.S. District Court for the Northern District of California against Sanofi-Aventis U.S. LLC and Hisamitsu America, Inc., two
manufacturers of
over-the-counter
(OTC) lidocaine patch products, alleging, among other things, false and deceptive advertising and unfair competition under the Lanham Act and California state laws by those companies regarding those patch products.
In March
2021
, the Company filed a lawsuit in the Delaware Court of Chancery against Anthony Mack, former President of the Company, and Virpax Pharmaceuticals, Inc., a company now headed by Mr. Mack,

alleging
, among other things, breach by Mr. Mack of his
non-compete
agreement with the Company and his fiduciary duties to the Company, and tortious interference by Virpax with that non-compete
agreement. Both lawsuits are ongoing.
Operating Leases
The Company leases administrative and research and development facilities under various non-cancelable
lease agreements. Facility leases generally provide for periodic rent increases and may include options to extend. As of December
31
,
2021
, the Company’s leases have remaining lease terms of approximately
2.7
to
2.9
 years. The term of the Company’s leases does not include extension options that were not reasonably certain to be exercised from its lease terms, ranging from
3
to
5
 years. Many of the Company’s leases are subject to variable lease payments. Variable lease payments are recognized in the period in which the obligation for those payments are incurred, are not included in the measurement of the right-of-use
assets or lease liabilities and are immaterial. Additionally, the Company subleases certain properties to third parties. Sublease income is recognized on a straight-line basis and is immaterial.
As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company calculates the associated lease liability and corresponding right-of-use
asset upon lease commencement using a discount rate based on a credit-adjusted secured borrowing rate commensurate with the term of the lease. As of December
31
,
2021
, the Company has
no
finance leases.
The components of lease expense were as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Operating lease cost*	$623	$904	$776

*	Inclusive of variable lease costs, sublease income, and impairment, which were immaterial for the periods presented.
Supplemental quantitative information related to leases includes the following:

	Year Ended December 31,
	2021	2020

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(654)	$(833)
Weighted average remaining lease term in years — operating leases	2.8	3.8
Weighted average discount rate — operating leases	12.2%	12.2%
Maturities of lease liabilities were as follows (in thousands):

Year Ending December 31,	Amount
2022	$674
2023	694
2024	596
2025	—
2026	—
Total lease payments	1,964
Less imputed interest	(316)
Total lease liabilities as of December 31, 2021	$1,648
Operating
lease expense totaled approximately $
0.7
 million, $
1.1
 million and $
0.8
 million for the years ended December
31
,
2021
,
2020
and
2019
, respectively.

Vickers Vantage [Member]
Commitments and Contingencies (Details) [Line Items]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholder Rights
Pursuant to a registration rights agreement entered into on January 6, 2021, the holders of the Founder Shares, Private Placement Warrants and underlying ordinary shares and any securities issued upon conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale. The holders of these securities will be entitled to demand that the Company register such securities at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 12,000,000 Units sold in the Initial Public Offering, or $4,200,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $990,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Business Combination Merger Agreement
On March 17, 2022, the Company entered into an agreement and plan of merger (the “Merger Agreement”) by and among Scilex Holding Company (“Scilex”), a majority-owned subsidiary of Sorrento Therapeutics, Inc. (Nasdaq: SRNE) (“Sorrento”), VCKA, and Vantage Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of VCKA (“Merger Sub”). Parent and Merger Sub are sometimes referred to collectively as the “Parent Parties.” Pursuant to the Merger Agreement, VCKA will, prior to the closing of the Merger, migrate to and domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law, as amended and the Cayman Islands Companies Law (the “Domestication”). Thereafter, a business combination between VCKA and Scilex will be effected through the merger of Merger Sub with and into Scilex with Scilex surviving the merger as a wholly owned subsidiary of VCKA (the “Merger”). Upon the closing of the Merger (the “Closing”), it is anticipated that VCKA will change its name to “Scilex Holding Company”. The board of directors of VCKA has (i) approved and declared advisable the Merger Agreement, the Additional Agreements (as defined in the Merger Agreement) and the transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related transactions by the shareholders of VCKA.
On September 12, 2022, Vickers, Merger Sub and Scilex entered into Amendment No. 1 to the Merger Agreement (the “Amendment”). The Amendment amends the Merger Agreement to, among other things, provide that: (i) the Plan of Domestication attached to the Merger Agreement shall constitute a plan of domestication for purposes of Section 388 of the DGCL and shall include the corporate acts identified therein and any act or transaction contemplated by the Merger Agreement; (ii) at the Effective Time, each Domesticated Parent Unit shall separate automatically into its component parts, comprised of one share of Domesticated Parent Common Share and one-half
of one Domesticated Parent Warrant (provided that no fractional Domesticated Parent Warrants shall be issued and any holder who would be entitled to receive a fractional Domesticated Parent Warrant will have such fraction rounded down to the nearest whole number of Domesticated Parent Warrants); (iii) immediately after Closing, New Scilex’s board of directors shall consist of seven directors, five of whom will be designated by Scilex (including one director who shall satisfy the independence requirements of the applicable Stock Exchange (which shall be Nasdaq, unless the parties otherwise agree to list on another national securities exchange, which may include the New York Stock Exchange, prior to the Closing)) and two of whom will be independent directors to be designated by Scilex and agreed to by Vickers prior to the Closing; (iv) at the Effective Time, by virtue of the Merger, each share of Series A Preferred Stock of Scilex issued and outstanding immediately prior to the Effective Time shall be canceled and automatically converted into the right to receive, without interest, one Domesticated Parent Preferred Share and one-tenth
of one Domesticated Parent Common Share; (v) Vickers shall use its reasonable best efforts to ensure that Vickers remains listed as a public company, and that the Parent Ordinary Shares and public Parent Warrants remain listed on Nasdaq through the Closing and Scilex shall use its reasonable best efforts to prepare and file an initial listing application with the Stock Exchange in connection with the transactions contemplated by the Merger Agreement; (vi) each party shall use its reasonable best efforts to, among other things, obtain approval for the listing of the Domesticated Parent Common Shares and Domesticated Parent Warrants issued pursuant to the Merger Agreement on the Stock Exchange; (vii) following the consummation of the Domestication, and the filing of the Parent Certificate of Incorporation, but prior to the Effective Time, Vickers shall file with the Secretary of State of Delaware a certificate of designations, in the form attached to the Merger Agreement as a new Exhibit F, which provides for, among other things, the designations, powers, rights and preferences and qualifications, limitations and restrictions of certain preferred stock of Vickers; (viii) as a condition of Scilex to the Closing, that the shares of Domesticated Parent Common Shares and Domesticated Parent Warrants shall remain listed on Nasdaq through the Effective Time, the listing application for the listing of the Domesticated Parent Common Shares and Domesticated Parent Warrants following the Effective Time shall have been approved by the applicable Stock Exchange, and, as of the Closing Date, Vickers shall not have received any written notice from Nasdaq of non
-compliance
with Nasdaq’s applicable continued listing requirements for any reason, where such notice has not been subsequently withdrawn by Nasdaq or the underlying failure appropriately remedied or satisfied; and (ix) extend the Outside Date to November 11, 2022. The Amendment also sets forth the agreement of Vickers and Scilex to amend the Parent Certificate of Incorporation to increase the number of authorized shares of preferred stock set forth therein from 20,000,000 to 45,000,000 and, as a result, increase the total number of shares of all classes of stock that Vickers shall have authority to issue from 750,000,000 to 785,000,000 and, in connection with the Domestication, to name the initial incorporator and initial board of directors of Vickers for the period between the Domestication and the Effective Time.
The Merger is expected to be consummated by the fourth quarter of 2022, following the receipt of the required approval by the shareholders of VCKA and Scilex and the satisfaction of certain other customary closing conditions.
Merger Consideration
The total consideration to be paid to the holders of Scilex common stock at Closing (the “Merger Consideration”) by VCKA twill be an amount equal to the quotient of (a) the sum of (i) $1,500,000,000 minus (ii) the aggregate amount of Scilex long term debt excluding intercompany debt owed to Sorrento existing as of immediately prior to the date of the closing of the transaction (the “Closing Date”); divided by (b) $10.00, and will be payable in shares of common stock, par value $0.0001 per shares, of VCKA upon its domestication in Delaware (“VCKA Common Stock”). The number of shares of VCKA Common Stock to be paid as Merger Consideration will be determined in accordance with the terms of the Business Combination Agreement. In addition, each outstanding share of Scilex Preferred Stock as of immediately prior to the Effective Time of the Business Combination will be cancelled in exchange for the right to receive (a) one share of Series A Preferred Stock of Vickers (following the Domestication), par value $0.0001 per share (the “New Scilex Series A Preferred Stock”), and
(b) one-tenth
of one share of New Scilex Common Stock, and (iii) each option to purchase Scilex Common Stock that is outstanding as of immediately prior to the Effective Time will be exchanged for a number of options exercisable for newly issued shares of New Scilex Common Stock based upon the Exchange Ratio. The total consideration to be received by holders of Scilex Common Stock and Scilex options at the Closing will be newly issued shares of
New
Scilex Common Stock with an aggregate value equal to $1.5 billion, subject to adjustments for certain debt obligations of Scilex (the “Merger Consideration”). The maximum number of shares of New Scilex Series A Preferred Stock and New Scilex Common Stock to be issued to the holders of Scilex Preferred Stock at the Closing shall not exceed 31,000,000 and 3,100,000, respectively, such newly issued shares being collectively referred to herein as the “Preferred Consideration”. It is anticipated that upon completion of the Business Combination, if none of the 9,726,395 VCKA Ordinary Shares are redeemed, VCKA’s public shareholders would retain an ownership interest of approximately 5.6% in New Scilex, the Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 2.2% of New Scilex, and the Scilex stockholders will own approximately (i) 77.2% of New Scilex in the form of New Scilex Common Stock and (ii) 15.0% of New Scilex in the form of New Scilex Series A Preferred Stock.
As of the Effective Time, each Scilex stock option that is then outstanding shall be converted into the right to receive an option relating to VCKA Common Stock upon substantially the same terms and conditions as are in effect with respect to such option immediately prior to the Effective Time; provided that the exercise price per share for each such Scilex stock option shall be equal to the exercise price per share of such Scilex stock option in effect immediately prior to the Effective Time, divided by the Exchange Ratio.

Representations and Warranties
The Merger Agreement contains customary representations and warranties of Scilex with respect to, among other things: (i) corporate existence and power; (ii) authorization to enter into the Merger Agreement and related transactions; (iii) governmental authorization;
(iv) non-contravention;
(v) capital structure; (vi) organizational documents; (vii) assumed names; (viii) subsidiaries; (ix) financial statements; (x) absence of certain changes; (xi) properties and title to assets; (xii) litigation; (xiii) contracts; (xiv) licenses and permits; (xv) compliance with laws; (xvi) intellectual property; (xvii) customers and suppliers; (xviii) employees and employee benefits; (xix) employment matters; (xx) withholding; (xxi) real property; (xxii) tax matters; (xxiii) environmental laws; (xiv) finders’ fees; (xv) directors and officers; (xvi) certain business practices; (xvii) international trade matters and anti-bribery compliance; (xviii) that Scilex is not an investment company; (xvix) compliance with health care laws and certain contracts; (xxx) insurance; (xxxi) related party transactions; (xxxii) privacy and data security and (xxxiii) exclusivity of representations and warranties.
The Merger Agreement contains customary representations and warranties of the Parent Parties with respect to, among other things: (i) corporate existence and power; (ii) authorization to enter into the Merger Agreement and related transactions; (iii) governmental authorization;
(iv) non-contravention;
(v) finders’ fees; (vi) issuance of shares; (vii) capitalization; (viii) information supplied; (ix) amount in the trust account; (x) listing of VCKA securities; (xi) that VCKA is a reporting company; (xii) no market manipulation; (xiii) board approval; (xiv) SEC documents and financial statements; (xv) absence of changes; (xvi) litigation; (xvii) compliance with laws; (xviii) money laundering laws; (xix) OFAC; (xx) that VCKA is not an investment company; (xxi) tax matters; (xxii) contracts; (xxiii) investigation; and (xiv) exclusivity of representations and warranties.
All representations and warranties by all parties shall terminate upon the Effective Time, and no representations, warranties, covenants, obligations or other agreements contained in the Merger Agreement shall survive the Effective Time.
Covenants
The Merger Agreement includes customary covenants of the parties with respect to operation of their respective businesses prior to consummation of the Merger and efforts to satisfy conditions to consummation of the Merger.
The Merger Agreement also contains additional covenants of the parties, including, among others, access to information, cooperation in the preparation of the Registration Statement on Form
S-4
(the “Registration Statement”) and Proxy Statement (as each such term is defined in the Merger Agreement) required to be filed in connection with the Merger and to obtain all requisite approvals of each party’s respective stockholders. VCKA has also agreed to include in the Proxy Statement the recommendation of its board that its stockholders approve all of the proposals to be presented at the special meeting.
Conduct between Signing and Closing
Each of VCKA, Merger Sub and Scilex has agreed that from the date of the Merger Agreement until the Closing Date or, if earlier, the valid termination of the Merger Agreement in accordance with its terms, it will not initiate, encourage or engage in any negotiations with any party relating to an Alternative Transaction (as defined in the Merger Agreement), take any action intended to facilitate an Alternative Transaction or approve, recommend or enter into any agreement relating to an Alternative Transaction.
Conditions to Closing
The consummation of the Merger is conditioned upon, among other things, (i) the absence of any applicable law or order that makes the transactions contemplated by the Merger Agreement illegal or otherwise prohibits consummation of such transactions; (ii) the Registration Statement shall have become effective under the Securities Act of 1933, as amended (the “Securities Act”); (iii) approval by VCKA’s shareholders of the Merger and related transactions; (iv) approval by Scilex’s stockholders of the Merger and related transactions; and (v) all required filings under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 and with any other governmental authority shall have been completed and cleared.
Solely with respect to the Parent Parties, the consummation of the Merger is conditioned upon, among other things: (i) Scilex having duly performed or complied with all of its obligations under the Merger Agreement in all material respects; (ii) the representations and warranties of Scilex being true and correct in all respects unless failure to be true and correct would not have or reasonably be expected to have a Company Material Adverse Effect (as defined in the Merger Agreement) on Scilex’s ability to consummate the Merger and related transactions; (iii) no event having occurred that would result in a Company Material Adverse Effect; (iv) Scilex providing VCKA a certificate from the chief executive officer and chief financial officer of Scilex as to the accuracy of the foregoing conditions; (v) Scilex providing VCKA a certificate from the secretary which has attached true and complete copies of (a) Scilex’s organizational documents, (b) Scilex’s board resolutions approving the Merger Agreement and the transactions contemplated thereby, (c) Scilex’s stockholder written consent approving the Merger Agreement and the transactions contemplated thereby and (d) certified certificate of good standing; (vi) Scilex shall have executed and delivered to VCKA each Additional Agreement to which it is a party; (vi) Sorrento shall have executed the Registration Rights Agreement (as defined below).
Solely with respect to Scilex, the consummation of the Merger is conditioned upon, among other things: (i) the Parent Parties having duly performed or complied with all of their obligations under the Merger Agreement in all material respects; (ii) the representations and warranties of the Parent Parties being true and correct in all respects unless failure to be true and correct would not have or reasonably be expected to have a Parent Material Adverse Effect (as defined in the Merger Agreement) on the ability of VCKA or Merger Sub to consummate the Merger and related transactions; (iii) no event having occurred that would result in a Parent Material Adverse Effect; (iv) each of the Parent Parties providing Scilex a certificate from an authorized officer as to the accuracy of the foregoing conditions; (v) VCKA having been in material compliance with reporting requirements under the Securities Act and the Securities Exchange Act of 1934, as amended (the “Exchange Act”); (vi) each of VCKA the Parent Parties shall have executed and delivered to Scilex each Additional Agreement to which it is a party; (vii) the directors designated by Scilex shall have been appointed to the board of directors of VCKA in accordance with the terms of the Merger Agreement, effective as of the Closing Date; (viii) VCKA shall remain listed on Nasdaq and the additional listing application for the VCKA Common Stock issued in connection with the Merger shall have been approved by Nasdaq, and VCKA not having received any written notice from Nasdaq that it has failed, or would reasonably be expected to fail to meet the Nasdaq listing requirements as of the Closing Date for any reason, where such notice has not been subsequently withdrawn by Nasdaq or the underlying failure appropriately remedied or satisfied; (ix) after giving effect to the Merger, VCKA shall have at least $5,000,001 in net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1) of
the Exchange Act); (x) the Domestication shall have been completed as provided in the Merger Agreement and a time-stamped copy of the certificate issued by the Secretary of State of the State of Delaware in relation thereto shall have been delivered to the Company; and (xi) the Investment Management Trust Agreement (as defined in the Merger Agreement) shall have been amended solely to the extent necessary to enable the intended effects of the Amended Underwriting Agreement (as defined in the Merger Agreement) without breach of, or other conflict with, the Investment Management Trust Agreement as so amended.
Scilex
, Scilex Pharmaceuticals, Inc. and Sorrento entered into a Contribution and Satisfaction of Indebtedness Agreement dated September
12
,
2022
(the “Debt Exchange Agreement”), in order to facilitate the satisfaction of the closing condition under the Merger Agreement that requires Vickers to have at least $
5,000,001
 in net tangible assets (as determined in accordance with Rule
3a51-1(g)(1)
of the United States Securities and Exchange Act of
1934)
(the “Net Tangible Assets Condition”).
Termination
The Merger Agreement may be terminated as follows:

i.	By the mutual consent of VCKA and Scilex;

ii.
by VCKA, if any of the representations or warranties of Scilex set forth in the Merger Agreement shall not be true and correct, or if Scilex has failed to perform any covenant or agreement set forth in the Merger Agreement (including an obligation to consummate the Merger), in each case such that the conditions to closing would not be satisfied and the breach or breaches causing such representations or warranties not to be true and correct, or the failure to perform any covenant or agreement, as applicable, are not cured (or waived by VCKA) by the earlier of (i) the Outside Date (as defined below) or (ii) 30 days after written notice thereof is delivered to Scilex; provided, however that VCKA is not then in material breach of any representation, warranty, covenant, or obligation in the Merger Agreement, which breach has not been cured;

iii.
by Scilex, if any of the representations or warranties of VCKA or Merger Sub set forth in the Merger Agreement shall not be true and correct, or if VCKA or Merger Sub has failed to perform any covenant or agreement set forth in the Merger Agreement (including an obligation to consummate the Merger), in each case such that the conditions to closing would not be satisfied and the breach or breaches causing such representations or warranties not to be true and correct, or the failure to perform any covenant or agreement, as applicable, are not cured (or waived by Scilex) by the earlier of (i) the Outside Date or (ii) 30 days after written notice thereof is delivered to VCKA; provided, however that Scilex is not then in material breach of any representation, warranty, covenant, or obligation in the Merger Agreement, which breach has not been cured;

iv.	by either VCKA or Scilex

a.
on or after November 11, 2022 (the “Outside Date”), if the Merger shall not have been consummated prior to the Outside Date; provided that if an Extension Amendment (as defined in the Merger Agreement) shall be in effect, the Outside Date shall be the Extension Date (as defined in the Merger Agreement); provided, however, that the right to terminate this Agreement under Section 9.1(d)(i) of the Merger Agreement shall not be available to a party if the failure of the Merger to have been consummated before the Outside Date (or the Extension Date if applicable) was due to such party’s breach of or failure to perform any of its covenants or agreements set forth in the Merger Agreement; or

b.
if any applicable law or order that makes the transactions contemplated by the Merger Agreement illegal or otherwise prohibits consummation of such transactions shall have become final and non-appealable;

v.
by Scilex if VCKA has not received approval from its stockholders of the Merger and related transactions at the Parent Special Meeting (as defined in the Merger Agreement), unless such meeting has been adjourned or postponed, in which case at the final adjournment or postponement thereof;

vi.
by VCKA if the Scilex stockholder written consent approving the Merger and related transactions shall not have been obtained within five business days following the Registration Statement being declared effective by the Securities and Exchange Commission (the “SEC”), provided that upon Scilex receiving such stockholder approval, prior to the termination by VCKA of the Merger Agreement, VCKA will no longer have this right to so terminate; or

vii.
by VCKA, in the event that Scilex’s audited financial statements for 2020 and 2021 have not been delivered to the Parent Parties on or before March 31, 2022 and remain undelivered prior to the termination of the Merger Agreement

Sponsor Support Agreement
Concurrently with the execution of the Merger Agreement, VCKA, Scilex and certain stockholders of VCKA entered into a certain Sponsor Support Agreement dated March 17, 2022 (the “Sponsor Support Agreement”) pursuant to which those certain VCKA shareholders who are parties thereto agreed to vote all shares of VCKA Ordinary Shares beneficially owned by them, including any additional shares of VCKA they acquire ownership of or the power to vote, in favor of the Merger and related transactions.
On September 12, 2022, Vickers and Scilex entered into Amendment No. 1 to the Original Support Agreement with the Vickers Shareholders (the “Support Agreement Amendment”). The Support Agreement Amendment amends the Original Support Agreement to, among other things, provide that if, as of immediately prior to the Closing, the holders of more than seventy-five percent (75%) of the aggregate amount of Parent Ordinary Shares issued and outstanding as of March 17, 2022 shall have exercised redemption rights in conjunction with the shareholder vote on the Extension Amendment or the Parent Shareholder Approval Matters, then automatically and without any further action by any other Person, such Vickers Shareholder shall forfeit a number of Parent Warrants equal to forty percent (40%) of all Parent Warrants held by such Vickers Shareholder immediately prior to Closing, and all such Parent Warrants shall be cancelled and forfeited for no consideration, and shall cease to exist.
Company Stockholder Support Agreement
Concurrently with the execution of the Merger Agreement, VCKA, Scilex and Sorrento entered into a certain Company Stockholder Support Agreement dated March 17, 2022 (the “Company Stockholder Support Agreements”), pursuant to which Sorrento agreed to vote all Scilex Common Stock beneficially owned by it, including any additional shares of Scilex it acquires ownership of or the power to vote, in favor of the Merger and related transactions.
On September 12, 2022, Vickers entered into a Stockholder Agreement with Sorrento (the “Stockholder Agreement”). Pursuant to the Stockholder Agreement, from and after the Effective Time, and for so long as Sorrento beneficially owns any shares of Vickers Series A Preferred Stock, par value $0.0001 per share (“New Scilex Series A Preferred Stock”), among other things, (i) Sorrento shall have the right, but not the obligation, to designate each director to be nominated, elected or appointed to the Board of Directors of New Scilex (each, a “Stockholder Designee” and collectively, the “Stockholder Designees”), regardless of (i) whether such Stockholder Designee is to be elected to the Board of Directors of New Scilex (“New Scilex Board”) at a meeting of stockholders called for the purpose of electing directors (or by consent in lieu of meeting) or appointed by the New Scilex Board in order to fill any vacancy created by the departure of any director or increase in the authorized number of members of the New Scilex Board, or (ii)
the size of the New Scilex Board and New Scilex will be required to take all actions reasonably necessary, and not otherwise prohibited by applicable law, to cause each Stockholder Designee to be so nominated, elected or appointed to the New Scilex Board as more fully described in the Stockholder Agreement. Sorrento shall also have the right to designate a replacement director for any Stockholder Designee that has been removed from the New Scilex Board and the right to appoint a representative of Sorrento to attend all meetings of the committees of the New Scilex Board. The Stockholder Agreement also provides that New Scilex will be prohibited from taking certain actions without the consent of Sorrento. Such actions include, among other things, amendments to the certificate of designations designating the New Scilex Series A Preferred Stock, increases or decreases in the size of the New Scilex Board, the incurrence of certain amounts of indebtedness and the payment of dividends on New Scilex Common Stock.

Underwriting Agreement Amendment
On March 17, 2022, VCKA and Maxim Group, LLC, the representative of the underwriters for the VCKA initial public offering (“Maxim”) entered into an amendment (the “UWA Amendment”) of the underwriting agreement between VCKA and Maxim dated January 6, 2021. The UWA Amendment provides for a potential deferral of the Deferred Underwriting Commission (as defined in the UWA Amendment) as follows:
If in connection with the consummation of a business combination, after redemptions of Ordinary Shares by VCKA’s shareholders, the balance in the trust account is $25,000,000 or less, then the Deferred Underwriting Commission will be payable as follows:

(A)	50% of the Deferred Underwriting Commission will be payable to Maxim directly from the trust account; and

(B)
the remaining 50% of the Deferred Underwriting Commission will be payable to Maxim in the form of a Promissory Note on or before the one-year
anniversary of the effective date of a Business Combination.

Maxim has also agreed to enter into any such amendment to the Investment Management Trust Agreement (as defined in the Merger Agreement) as may be required to effectuate the intent of the UWA Amendment.

Agreements to be Executed at Closing
The Merger Agreement contemplates that, at or prior to the Closing, VCKA and Sorrento will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), whereby, subject to certain customary exceptions, the parties will agree, among other things, not to transfer any shares of VCKA Common Stock or any security convertible into or exercisable or exchanged for VCKA Common Stock beneficially owned or owned of record by such holder until the date that is the earlier of (i) one hundred eighty (180) days from the date of the Registration Rights Agreement or (ii) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of VCKA Common Stock for cash, securities or other property. The Registration Rights Agreement will govern the registration of certain shares of VCKA Common Stock for resale and be effective as of the Closing.

NOTE 6 — COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholder Rights
Pursuant to a registration rights agreement entered into on January 6, 2021, the holders of the Founder Shares, Private Placement Warrants and underlying ordinary shares and any securities issued upon conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale. The holders of these securities will be entitled to demand that the Company register such securities at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement
The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 12,000,000 Units sold in the Initial Public Offering, or $4,200,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $990,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.